[CHAPMAN AND CUTLER LETTERHEAD]

March 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:     Innovator ETFs Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the below funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act:

Innovator Growth Accelerated Plus ETF – January	Innovator U.S. Equity Accelerated ETF – October
Innovator U.S. Equity Accelerated 9 Buffer ETF – January	Innovator U.S. Equity Accelerated Plus ETF – October
Innovator U.S. Equity Accelerated ETF – January	Innovator Growth Accelerated Plus ETF – April
Innovator U.S. Equity Accelerated Plus ETF – January	Innovator U.S. Equity Accelerated 9 Buffer ETF – April
Innovator Growth Accelerated Plus ETF – July	Innovator U.S. Equity Accelerated ETF – April
Innovator U.S. Equity Accelerated 9 Buffer ETF – July	Innovator U.S. Equity Accelerated Plus ETF – April
Innovator U.S. Equity Accelerated ETF – July	Innovator Growth Accelerated ETF – Quarterly
Innovator U.S. Equity Accelerated Plus ETF – July	Innovator U.S. Equity Accelerated ETF – Quarterly
Innovator Growth Accelerated Plus ETF – October	Innovator Uncapped Accelerated U.S. Equity ETF
Innovator U.S. Equity Accelerated 9 Buffer ETF – October

Post-Effective Amendment No. 1118 was filed electronically with the Securities and Exchange Commission on February 27, 2024.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney